Basis of Presentation, Significant Accounting Policies, and Recently Issued Accounting Standards - Recently Issued Accounting Standards (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Recently Issued Accounting Standards
Other noncurrent assets	$ 1,293	$ 1,434
Total assets	616,295	615,769
Term loan, net of unamortized deferred financing costs	64,649	64,568
Total liabilities	165,431	237,837
Total liabilities and owners' equity	$ 616,295	615,769
Accounting Standards Update 2015-03 - Simplifying the Presentation of Debt Issuance Costs | As Reported
Recently Issued Accounting Standards
Other noncurrent assets		1,866
Total assets		616,201
Term loan		65,000
Total liabilities		238,269
Total liabilities and owners' equity		616,201
Accounting Standards Update 2015-03 - Simplifying the Presentation of Debt Issuance Costs | Adjustments for early adoption
Recently Issued Accounting Standards
Other noncurrent assets		(400)
Term loan, net of unamortized deferred financing costs		(400)
Accounting Standards Update 2015-03 - Simplifying the Presentation of Debt Issuance Costs | Early Adoption
Recently Issued Accounting Standards
Other noncurrent assets		1,434
Total assets		615,769
Term loan, net of unamortized deferred financing costs		64,568
Total liabilities		237,837
Total liabilities and owners' equity		$ 615,769